REVENUE - Contract Balances (Details) $ in Thousands	3 Months Ended
Mar. 31, 2021 USD ($)
Contract With Customer, Liability [Roll Forward]
Beginning balance	$ 52,410
Upfront payments received from customers	12,053
Upfront or annual incentive payments received	1,772
Revenue recognized related to amounts that were included in beginning balance of deferred revenue	(9,860)
Revenue recognized related to deferred revenue generated during the period	(973)
Ending balance	$ 55,402